OTHER COMPREHENSIVE (LOSS) INCOME (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension and other postretirement benefits adjustments
Reclassification from accumulated other comprehensive loss
Income tax expense	$ (15)	$ 12
Pension and other postretirement benefits adjustments | Amount reclassified
Reclassification from accumulated other comprehensive loss
Total before tax	(77)	(66)	$ (90)
Income tax expense	15	12	24
Net of tax	(62)	(54)	(66)
Prior Service Credit | Amount reclassified
Reclassification from accumulated other comprehensive loss
Total before tax	10	9	8
Actuarial loss | Amount reclassified
Reclassification from accumulated other comprehensive loss
Total before tax	(87)	(62)	(86)
Actuarial loss | Amount reclassified | Discontinued Operations
Reclassification from accumulated other comprehensive loss
Total before tax	$ 6	4	6
Settlement loss | Amount reclassified
Reclassification from accumulated other comprehensive loss
Total before tax		$ (13)	$ (12)